PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)	12 Months Ended			102 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)				8,978,870
Number of shares, Exited (in shares)	(19,919)
Number of shares, Forfeited (in shares)	(505,681)
Number of shares, Outstanding, ending balance (in shares)	8,453,270
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)	3,628,375	2,757,800	2,837,150
Number of shares, Granted (in shares)	1,032,150	1,636,575	1,269,300
Number of shares, Exited (in shares)	(747,294)	(635,276)	(1,232,074)
Number of shares, Forfeited (in shares)	(213,056)	(130,724)	(116,576)
Number of shares, Outstanding, ending balance (in shares)	3,700,175	3,628,375	2,757,800	3,628,375
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares	$ 25.90	$ 27.88	$ 27.20
Fair value per share, Granted (USD per share) | $ / shares	42.62	25.33	25.58
Fair value per share, Exited (USD per share) | $ / shares	27.56	32.54	24.05
Fair value per share, Forfeited (USD per share) | $ / shares	25.89	28.21	26.90
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 30.23	$ 25.90	$ 27.88	$ 25.90
PSUs and Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)	4,292,511	3,294,302	3,693,496
Number of shares, Granted (in shares)	1,223,097	1,906,781	1,127,673
Number of shares, Exited (in shares)	(464,157)	(565,731)	(1,434,251)
Number of shares, Forfeited (in shares)	(298,356)	(342,841)	(92,616)
Number of shares, Outstanding, ending balance (in shares)	4,753,095	4,292,511	3,294,302	4,292,511
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares	$ 23.79	$ 22.89	$ 21.35
Fair value per share, Granted (USD per share) | $ / shares	41.30	23.70	21.86
Fair value per share, Exited (USD per share) | $ / shares	28.21	19.44	18.16
Fair value per share, Forfeited (USD per share) | $ / shares	25.09	21.74	22.21
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 27.78	$ 23.79	$ 22.89	$ 23.79
Performance Share Units (PSUs) | Grant date December 16, 2021, maturity due January 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)	3,070